Leases - Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Cash paid for operating leases included in operating cash flows	$ 27,429	$ 24,193
Operating lease right-of-use assets obtained in exchange for lease obligations	$ 26,784	$ 58,992